Income Taxes (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
PRC [Member]
Income Taxes (Textual)
Corporate tax rate			25.00%
Net operating loss carryforward | $			$ 1,437,105	$ 1,925,278
Underpayment of taxes | ¥		¥ 100,000
Tax rate description		Effective January 1, 2008, the New Taxation Law of PRC stipulates that domestic enterprises and foreign invested enterprises (the "FIEs") are subject to a uniform tax rate of 25%. Under the PRC tax law, companies are required to make quarterly estimate payments based on 25% tax rate; companies that received preferential tax rates are also required to use a 25% tax rate for their installment tax payments.
Hong Kong [Member]
Income Taxes (Textual)
Statutory financial statements adjusted tax rate, description		The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019.
Applicable tax rate		16.50%
United States [Member] | Maximum [Member]
Income Taxes (Textual)
Corporate tax rate	35.00%
United States [Member] | Minimum [Member]
Income Taxes (Textual)
Corporate tax rate	21.00%